Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,681,000
Previously Paid Amount	0.00
Total Fee Amount	257.36
Total Offset Amount	0.00
Net Fee	257.36
Narrative - Max Aggregate Offering Price	$ 1,681,000
Final Prospectus	true